Issued capital and reserves	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Issued capital and reserves
22. Issued capital and reserves

	Ordinary Shares	Ordinary Share capital	Share premium
	Number	£’000s	£’000s
As at January 1, 2019	71,240,272	214	118,492

Issued on April 23, 2019	24,783,320	74	—
Issued on June 21, 2019	1,936,030	6	3,953
Transaction costs for issued share capital	—	—	(761)

As at December 31, 2019	97,959,622	294	121,684

Issued on February 11, 2020	14,295,520	43	2,511
Issued on February 20, 2020	12,252,715	37	2,267
Issued on June 4, 2020	89,144,630	267	15,244
Issued on June 30, 2020	125,061,475	375	21,386
Issued on December 23, 2020	239,179	1	—
Transaction costs for issued share capital	—	—	(1,307)

As at December 31, 2020	338,953,141	1,017	161,785

Issued during the year	245,955,098	738	85,909
Transaction costs for issued share capital	—	—	(234)

As at December 31, 2021	584,908,239	1,755	247,460

Since January 1, 2019, the following alterations to the Company’s share capital have been made. For each share issuance, ordinary shares of £0.003 in nominal value in the capital of the Company were issued.

•
On April 23, 2019, the Company issued and allotted 24,783,320 ordinary shares as consideration for the acquisition of Mereo BioPharma 5, Inc. The fair value of the ordinary shares, measured on the date of acquisition, was £1.65;

•
On June 21, 2019, Novartis converted £2.4 million of loan notes dated June 3, 2016 into 1,071,042 ordinary shares at a fixed conversion price of £2.21 per share. Under the terms of the notes, Novartis also received 864,988 bonus shares.

•
On February 11, 2020, the Company issued and allotted 11,432,925 ordinary shares at a price of £0.20 per share to Aspire Capital Fund, LLC (“Aspire Capital”). Gross cash received was £2.3 million. Aspire Capital has also committed to subscribe for up to an additional $25 million of ordinary shares exchangeable for ADSs from time to time during a
30-month
period at the Company’s request. In consideration for this, the Company paid Aspire Capital a commission satisfied through a non-cash
transaction wholly by the issue of a further 2,862,595 of the Company’s ordinary shares (equivalent to 572,519 ADSs) at a price of £0.08.

•	On February 20, 2020, the Company issued and allotted 12,252,715 ordinary shares at a price of £0.19 per share. Gross cash received was £2.3 million;

•
On June 4, 2020, the Company issued and allotted 89,144,630 ordinary shares at a price of £0.174 per share to investors. Gross cash received was £15.5 million. The ordinary shares were in substance issued at a discount to the gross cash received. The fair value of the consideration of the ordinary shares was determined to be £13.4 million and therefore the ordinary shares were in substance issued at a discount of £2.1 million, which was recorded as a reduction to other reserves (other reserves represent amounts that relate to changes to the Company’s paid up equity and which are not capital reserves) in the consolidated statement of changes in equity. The incremental directly attributable transaction costs in relation to the issue of the ordinary shares were included within share premium;

•	On June 30, 2020, the Company issued and allotted 125,061,475 ordinary shares at a price of £0.174 per share to investors on conversion of the Loan Notes. The legal proceeds were £21.8 million;

•
On December 23, 2020, 690,205 Warrants (equivalent to 138,041 ADSs) were exercised. This transaction was completed by way of a cashless exercise resulting in 47,835 ADSs being issued at the aggregate nominal value of the ordinary shares underlying the ADSs issued, in place of the exercise price of £0.348 per ordinary share.

•
On February 12, 2021, the Company issued and allotted 198,375,000 ordinary shares of the Company with a nominal value of £0.003 at a price of £0.395 per share, equivalent to 39,675,000 ADS at a price of $2.726 per ADS, after underwriting discounts and commissions
, resulting in proceeds of £78.4 million. Transaction costs incurred for the issuance of share capital was £0.2 million.

•
During the year ended December 31, 2021, 14,954,491 warrants (equivalent to 2,990,898 ADSs) were exercised by way of a cashless exercise resulting in 4,621,147 ordinary shares (924,229 ADSs) being issued at the aggregate nominal value of the ordinary shares underlying the ADSs issued, in place of the exercise price of £0.348 per ordinary share. A further 460,135 warrants (equivalent to 92,027 ADSs) were exercised on a cash basis at the exercise price of £0.348, which resulted in aggregate proceeds of £0.2 million.

•
On May 4, 2021, the Company issued and allotted 2,100,840 ordinary shares of £0.003 in nominal value in the capital of the Company at a price of £0.517 per share to Cancer Focus Fund, as part of a non-cash,
equity-settled transaction where the Company entered into partnership with Cancer Focus Fund for a Phase 1b/2 study of etigilimab in Clear Cell Ovarian Cancer to be conducted at The University of Texas MD Anderson Cancer Center. The study will be financed by Cancer Focus Fund, in exchange for upfront consideration of $1.5 million (£1.09 million) of the Company’s ordinary shares and additional payments based on the achievement of certain milestones. The Company initially recognized a prepayment of £1.09 million with reference to fair value of the ordinary shares granted, of which £0.2 million was subsequently recorded in the consolidated statement of comprehensive income/(loss) during the year ended December 31, 2021.

•
During the year ended December 31, 2021, the Company issued and allotted 40,397,976 ordinary shares of £0.003 in nominal value in the capital of the Company at an exercise price of £0.174 per share on non-cash
conversion of Loan Notes.

Other capital reserves

	Shares to be issued	Share- based payments	Equity component of convertible loan notes	Other warrants issued	Merger reserve	Other reserve	Total
	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s
At January 1, 2019	1,590	16,649	310	44	—	—	18,593

Acquisition of Mereo BioPharma 5, Inc.	—	—	—	—	40,818	—	40,818
Shares issued during the year	(1,590)	—	—	—	—	—	(1,590)
Convertible loan conversion	—	—	(310)	—	—	—	(310)
Share based payments expense during the year	—	1,636	—	—	—	—	1,636

At December 31, 2019	—	18,285	—	44	40,818	—	59,147

Share based payments expense during the year	—	1,558	—	—	—	—	1,558
Novartis convertible loan note instrument and warrants	—	—	1,084	—	—	—	1,084
Conversion of Loan Notes	—	—	—	—	—	33,104	33,104
Reclassification of the embedded derivative	—	—	33,481	—	—	—	33,481

At December 31, 2020	—	19,843	34,565	44	40,818	33,104	128,374

Share based payments expense during the year	—	3,302	—	—	—	—	3,302
Share options exercised	—	(119)	—	—	—	—	(119)
Conversion of Loan Notes	—	—	(1,722)	—	—	—	(1,722)

At December 31, 2021	—	23,026	32,843	44	40,818	33,104	129,835

Shares to be issued
At January 1, 2019, a maximum of 864,988 shares were remaining to be issued to Novartis pro-rata
to their percentage shareholding as and when the Company issued further ordinary shares. The fair value of these shares was £1.84 per share.
On June 21, 2019, the remaining 864,988 shares were issued to Novartis as fully paid up bonus shares for £nil consideration. There were no movements in this reserve in 2020 and 2021 and the balance as at December 31, 2019, 2020 and 2021 was £nil.
Share-based payments
The Company has various share option schemes under which options to subscribe for the Company’s shares have been granted to certain executives, non-executive
directors (“NEDs”) and employees.
The share-based payment reserve is used to recognize (i) the value of equity settled share-based payments provided to employees, including key management personnel, as part of their remuneration and (ii) deferred equity consideration. Refer to Note 26 for further details.
Equity component of convertible loan instrument
The convertible loan notes issued to Novartis are a compound instrument consisting of a liability and an equity component. The value of the equity component (cost of the conversion option) as at December 31, 2021 is £1.08 million (December 31, 2020: £1.08 million).
On June 30, 2020, the Loan Notes in an aggregate principal amount of £21.8 million (together with accrued interest) were automatically converted into 125,061,475 ordinary shares. This resulted in £33.5 million recognized in other reserves in equity as a difference between the share capital and share premium recognized on conversion and the carrying value of the embedded derivative financial liability extinguished. See Note 19.
Other warrants issued
The funding arrangements with The
Alpha-1
Project are a compound instrument consisting of a liability and an equity component. The value of the equity component (consideration received for the warrants) as at December 31, 2021, 2020 and 2019 is less than £ 0.1 million.
Merger reserve
The consideration paid to acquire Mereo BioPharma 5, Inc. was 24,783,320 ordinary shares with an acquisition date fair value of £40.9 million, based on the Company’s quoted share price. The nominal value of the issued capital was £0.1 million with the excess, £40.8 million, classified within other capital reserves as a ‘Merger reserve’.
Other reserves
On June 30, 2020, the Company issued and allotted 125,061,475 ordinary shares of £0.003 in nominal value in the capital of the Company at a price of £0.174 per share to investors following the partial conversion of the Loan Notes. The legal proceeds were £21.8 million. This resulted in £33.1 million recognized in other reserves as a difference between the carrying value of the financial liability extinguished and the legal proceeds.
Accumulated loss

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s
Other reserves	7,401	5,001	7,000
Accumulated losses	(296,968)	(309,693)	(146,065)
Other reserves represent a capital reduction undertaken in 2016 which created a reserve of £7.0 million. On June 3, 2020, the Company issued and allotted 89,144,630 ordinary shares to investors. The difference between the gross proceeds, £15.5 million, and the fair value of the consideration of the ordinary shares, £13.4 million, of £2.1 million, was recognized as a reduction to other reserves. During the year ended December 31, 2021, 15,414,626 private placement warrants were exercised, resulting in a £2.4 million reduction in the warrant liability which was recognized as an addition to “Other reserves.”